FAIR VALUE MEASUREMENTS (Summary Of Companys Financial Assets Measured And Recorded At Fair Value On Recurring Basis) (Details) - Recurring basis [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term investments Trading securities:
Equity securities		$ 264
Corporate bonds		741
Funds	411	1,856
Future	(1)	(3)
Derivative financial instruments:
Interest rate swaptions		10
Interest rate swap		(249)
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares	138,485	219,278
Convertible debt	4,700	6,500
Accrued expenses and other current liabilities
Written put option		(7,000)
Other non-current liabilities
Liability-classified warrant	(6,551)	(6,656)
Total	137,044	214,741
Quoted price in active markets for identical assets Level 1 [Member]
Short-term investments Trading securities:
Equity securities		264
Corporate bonds		741
Funds	411	1,856
Future	(1)	(3)
Derivative financial instruments:
Interest rate swaptions
Interest rate swap
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares
Convertible debt
Accrued expenses and other current liabilities
Written put option
Other non-current liabilities
Liability-classified warrant
Total	410	2,858
Significant other observable inputs Level 2 [Member]
Short-term investments Trading securities:
Equity securities
Corporate bonds
Funds
Future
Derivative financial instruments:
Interest rate swaptions		10
Interest rate swap		(249)
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares
Convertible debt
Accrued expenses and other current liabilities
Written put option
Other non-current liabilities
Liability-classified warrant
Total		(239)
Significant unobservable inputs Level 3 [Member]
Short-term investments Trading securities:
Equity securities
Corporate bonds
Funds
Future
Derivative financial instruments:
Interest rate swaptions
Interest rate swap
Long-term investments Available-for-sale investments:
Convertible redeemable preferred shares	138,485	219,278
Convertible debt	4,700	6,500
Accrued expenses and other current liabilities
Written put option		(7,000)
Other non-current liabilities
Liability-classified warrant	(6,551)	(6,656)
Total	$ 136,634	$ 212,122